Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 1,594,526	$ 1,868,963	$ 2,212,210
Non-PRC operations [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	(176,949)	(385,297)	(328,672)
PRC operations [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 1,771,475	$ 2,254,260	$ 2,540,882